Selling, General and Administration Expenses - Schedule of Selling General and Administration Expenses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expense [Abstract]
Equity settled share-based compensation expense	$ (5,435)	$ (12,019)
Cash settled share-based compensation expense		(16,893)
Wages, salaries, and other employee benefits	(13,146)	(10,400)
Depreciation expense	(658)	(669)
IT and communications	(3,285)	(2,788)
Occupancy	(1,721)	(1,599)
Sales and marketing	(429)	(201)
Insurance	(3,326)	(303)
Professional fees	(6,731)	(1,583)
Expected credit losses on trade receivables	(459)	133
Bad debt expenses		(2)
Travel, meals, and accommodation expenses	(913)	(242)
Other administration expenses	(334)	(227)
Other operating expenses		(58)
Total selling, general and administration expenses	$ (36,437)	$ (46,851)